Payden Emerging Markets Bond Fund

Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (97%)
Angola (USD) (2%
)
4,125,000 Angolan Government International Bond 144A,
8.00%, 11/26/29 (a) $ 4,104
4,225,000 Angolan Government International Bond 144A,
8.25%, 5/09/28 (a) 4,272
6,000,000 Angolan Government International Bond 144A,
9.38%, 5/08/48 (a) 5,873
3,375,000 Angolan Government International Bond 144A,
9.50%, 11/12/25 (a) 3,699
17,948
Argentina (ARS) (0%
)
44,420,000 YPF SA 144A, 16.50%, 5/09/22 ARS (a)(b) 406
Argentina (USD) (2%
)
6,611,273 Argentine Republic Government International
Bond , 0.50%, 7/09/30  2,248
1,648,995 Argentine Republic Government International
Bond , 1.00%, 7/09/29  586
9,527,476 Argentine Republic Government International
Bond , 1.13%, 7/09/35  2,951
8,399,090 Argentine Republic Government International
Bond , 2.00%, 1/09/38  3,196
4,297,500 Argentine Republic Government International
Bond , 2.50%, 7/09/41  1,542
3,265,000 Provincia de Buenos Aires Government Bonds ,
3.00%, 9/01/37  1,037
4,012,678 Provincia de Cordoba 144A, 5.00%, 12/10/25 (a) 2,889
14,449
Armenia (USD) (2%
)
6,090,000 Republic of Armenia International Bond 144A,
3.60%, 2/02/31 (a) 5,494
5,140,000 Republic of Armenia International Bond 144A,
3.95%, 9/26/29 (a) 4,867
2,100,000 Republic of Armenia International Bond 144A,
7.15%, 3/26/25 (a) 2,306
12,667
Austria (USD) (0%
)
1,040,000 Klabin Austria GmbH 144A, 3.20%, 1/12/31 (a) 942
1,170,000 Klabin Austria GmbH 144A, 7.00%, 4/03/49 (a) 1,281
2,223
Bahrain (USD) (2%
)
6,570,000 Bahrain Government International Bond 144A,
5.25%, 1/25/33 (a) 5,991
3,070,000 Bahrain Government International Bond 144A,
5.63%, 9/30/31 (a) 2,964
3,500,000 Bahrain Government International Bond 144A,
5.63%, 5/18/34 (a) 3,204
3,650,000 Bahrain Government International Bond 144A,
6.75%, 9/20/29 (a) 3,842
16,001
Belarus (USD) (0%
)
1,450,000 Republic of Belarus International Bond 144A,
6.20%, 2/28/30 (a) 1,075
1,010,000 Republic of Belarus International Bond 144A,
6.88%, 2/28/23 (a) 960
1,145,000 Republic of Belarus International Bond 144A,
7.63%, 6/29/27 (a) 1,007
3,042
Principal
or Shares Security Description
Value
(000)
Bermuda (USD) (1%
)
2,060,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) $ 1,997
1,610,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 1,518
685,000 Geopark Ltd. 144A, 6.50%, 9/21/24 (a) 704
410,000 Geopark Ltd. , 6.50%, 9/21/24 (c) 421
4,030,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a) 4,215
8,855
Brazil (USD) (2%
)
6,130,000 Brazilian Government International Bond ,
4.75%, 1/14/50  5,137
4,580,000 Brazilian Government International Bond ,
5.00%, 1/27/45  4,085
3,160,000 BRF SA 144A, 5.75%, 9/21/50 (a) 2,983
1,400,000 Itau Unibanco Holding SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.446%), 3.88%, 4/15/31 (a)(d) 1,328
2,950,000 Itau Unibanco Holding SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.822%), 4.50%, 11/21/29 (a)(d) 2,922
4,332,010 USJ-Acucar e Alcool S/A 144A, 9.88%,
11/09/23 (a)(e) 2,231
18,686
Canada (USD) (0%
)
995,000 MEGlobal Canada ULC 144A, 5.88%,
5/18/30 (a) 1,173
Cayman Islands (USD) (0%
)
1,655,000 DP World Salaam , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.750%), 6.00% (c)(d)(f) 1,774
868,000 Odebrecht Oil & Gas Finance Ltd. 144A (a)(f)(g) 4
1,778
Chile (USD) (0%
)
1,480,000 VTR Comunicaciones SpA 144A, 4.38%,
4/15/29 (a) 1,439
Colombia (USD) (2%
)
4,777,000 Colombia Government International Bond ,
3.13%, 4/15/31  4,112
2,740,000 Colombia Government International Bond ,
3.25%, 4/22/32  2,336
1,440,000 Colombia Government International Bond ,
4.13%, 2/22/42  1,143
3,780,000 Colombia Government International Bond ,
5.00%, 6/15/45  3,226
3,809,000 Colombia Government International Bond ,
6.13%, 1/18/41  3,745
4,280,000 Colombia Government International Bond ,
7.38%, 9/18/37  4,772
19,334
Costa Rica (USD) (1%
)
2,345,000 Costa Rica Government International Bond
144A, 4.38%, 4/30/25 (a) 2,372
2,100,000 Costa Rica Government International Bond
144A, 6.13%, 2/19/31 (a) 2,066
4,438
Dominica Republic (USD) (3%
)
1,480,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (a) 1,456

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
6,405,000 Dominican Republic International Bond 144A,
5.88%, 1/30/60 (a) $ 5,813
3,225,000 Dominican Republic International Bond 144A,
6.00%, 7/19/28 (a) 3,523
2,570,000 Dominican Republic International Bond 144A,
6.40%, 6/05/49 (a) 2,574
2,300,000 Dominican Republic International Bond 144A,
6.50%, 2/15/48 (a) 2,332
4,920,000 Dominican Republic International Bond 144A,
6.85%, 1/27/45 (a) 5,180
2,850,000 Dominican Republic International Bond 144A,
6.88%, 1/29/26 (a) 3,213
24,091
Ecuador (USD) (3%
)
15,042,250 Ecuador Government International Bond 144A,
0.50%, 7/31/40 (a) 9,253
13,309,458 Ecuador Government International Bond 144A,
1.00%, 7/31/35 (a) 9,470
6,535,000 Ecuador Government International Bond 144A,
5.00%, 7/31/30 (a) 5,685
1,866,899 Ecuador Government International Bond 144A,
6.68%, 7/31/30 (a)(g) 1,104
25,512
Egypt (USD) (3%
)
3,500,000 Egypt Government International Bond 144A,
5.88%, 2/16/31 (a)(h) 2,967
2,840,000 Egypt Government International Bond 144A,
7.30%, 9/30/33 (a) 2,487
5,225,000 Egypt Government International Bond 144A,
7.50%, 1/31/27 (a) 5,298
2,300,000 Egypt Government International Bond , 7.63%,
5/29/32 (c) 2,074
3,705,000 Egypt Government International Bond 144A,
7.63%, 5/29/32 (a) 3,340
3,770,000 Egypt Government International Bond 144A,
7.90%, 2/21/48 (a) 3,022
3,595,000 Egypt Government International Bond 144A,
8.50%, 1/31/47 (a) 3,014
4,120,000 Egypt Government International Bond 144A,
8.70%, 3/01/49 (a) 3,503
2,320,000 Egypt Government International Bond 144A,
8.75%, 9/30/51 (a) 1,970
27,675
Gabon (USD) (0%
)
1,870,000 Gabon Government International Bond 144A,
6.63%, 2/06/31 (a) 1,816
Georgia (USD) (0%
)
1,500,000 Georgia Government International Bond 144A,
2.75%, 4/22/26 (a) 1,463
Ghana (USD) (3%
)
2,140,000 Ghana Government International Bond 144A,
6.31%, 4/07/25 (a)(g)(h) 1,477
2,375,000 Ghana Government International Bond 144A,
6.38%, 2/11/27 (a) 1,914
2,450,000 Ghana Government International Bond 144A,
7.63%, 5/16/29 (a) 1,923
1,130,000 Ghana Government International Bond 144A,
7.75%, 4/07/29 (a) 891
Principal
or Shares Security Description
Value
(000)
2,105,000 Ghana Government International Bond , 8.13%,
3/26/32 (c) $ 1,623
4,110,000 Ghana Government International Bond 144A,
8.13%, 3/26/32 (a) 3,169
1,910,000 Ghana Government International Bond 144A,
8.63%, 4/07/34 (a) 1,468
8,160,000 Ghana Government International Bond 144A,
8.63%, 6/16/49 (a) 6,133
5,715,000 Ghana Government International Bond 144A,
10.75%, 10/14/30 (a) 6,128
24,726
Guatemala (USD) (1%
)
3,160,000 Guatemala Government Bond 144A, 4.65%,
10/07/41 (a) 3,051
3,095,000 Guatemala Government Bond 144A, 6.13%,
6/01/50 (a) 3,392
6,443
Honduras (USD) (0%
)
1,646,000 Honduras Government International Bond 144A,
6.25%, 1/19/27 (a) 1,650
India (USD) (2%
)
1,472,000 Adani Electricity Mumbai Ltd. 144A, 3.95%,
2/12/30 (a) 1,435
1,405,000 Adani Green Energy UP Ltd./Prayatna
Developers Pvt. Ltd./Parampujya Solar Energy
144A, 6.25%, 12/10/24 (a) 1,497
3,058,900 Adani Transmission Ltd. 144A, 4.25%,
5/21/36 (a) 3,076
775,000 ReNew Power Ltd. 144A, 6.45%, 9/27/22 (a) 781
2,945,000 ReNew Power Pvt. Ltd. 144A, 5.88%,
3/05/27 (a) 2,989
3,525,000 Shriram Transport Finance Co. Ltd. 144A,
5.95%, 10/24/22 (a) 3,562
13,340
Indonesia (USD) (3%
)
2,250,000 Cikarang Listrindo Tbk PT 144A, 4.95%,
9/14/26 (a) 2,267
2,720,000 Hutama Karya Persero PT 144A, 3.75%,
5/11/30 (a) 2,823
1,260,000 Indonesia Asahan Aluminium Persero PT 144A,
4.75%, 5/15/25 (a) 1,322
1,640,000 Indonesia Asahan Aluminium Persero PT 144A,
5.45%, 5/15/30 (a) 1,792
1,530,000 Indonesia Asahan Aluminium Persero PT 144A,
6.53%, 11/15/28 (a) 1,785
2,815,000 Indonesia Government International Bond 144A,
7.75%, 1/17/38 (a) 4,086
2,060,000 Indonesia Government International Bond ,
8.50%, 10/12/35 (c) 3,128
2,890,000 Pertamina Persero PT 144A, 6.50%,
11/07/48 (a) 3,629
864,000 Perusahaan Listrik Negara PT 144A, 4.88%,
7/17/49 (a) 855
4,310,000 Perusahaan Listrik Negara PT 144A, 6.15%,
5/21/48 (a) 4,958
1,950,000 Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara 144A, 5.25%, 5/15/47 (a) 2,019
28,664

Principal
or Shares Security Description
Value
(000)
Ireland (USD) (0%
)
2,000,000 C&W Senior Financing DAC 144A, 6.88%,
9/15/27 (a) $ 2,087
Israel (USD) (1%
)
3,415,000 Bank Leumi Le-Israel BM 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.631%), 3.28%, 1/29/31 (a)(c)(d) 3,368
2,385,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)(c) 2,556
1,440,000 Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.250%), 3.08%, 4/07/31 (a)(c)(d) 1,411
7,335
Ivory Coast (EUR) (1%
)
5,160,000 Ivory Coast Government International Bond
144A, 4.88%, 1/30/32 EUR (a)(b) 5,457
2,546,000 Ivory Coast Government International Bond
144A, 5.25%, 3/22/30 EUR (a)(b) 2,870
1,670,000 Ivory Coast Government International Bond
144A, 6.63%, 3/22/48 EUR (a)(b) 1,794
10,121
Ivory Coast (USD) (0%
)
1,830,000 Ivory Coast Government International Bond
144A, 6.13%, 6/15/33 (a) 1,884
Jersey (USD) (0%
)
3,375,000 Galaxy Pipeline Assets Bidco Ltd. 144A, 2.63%,
3/31/36 (a) 3,184
Jordan (USD) (0%
)
1,370,000 Jordan Government International Bond 144A,
6.13%, 1/29/26 (a) 1,447
Kazakhstan (KZT) (1%
)
2,098,000,000 Development Bank of Kazakhstan JSC 144A,
8.95%, 5/04/23 KZT (a)(b) 4,747
Kazakhstan (USD) (2%
)
8,790,000 Kazakhstan Government International Bond
144A, 6.50%, 7/21/45 (a) 11,756
3,675,000 KazMunayGas National Co. JSC 144A, 5.75%,
4/19/47 (a) 4,126
975,000 KazMunayGas National Co. JSC 144A, 6.38%,
10/24/48 (a) 1,184
17,066
Kenya (USD) (1%
)
1,095,000 Republic of Kenya Government International
Bond 144A, 6.88%, 6/24/24 (a) 1,164
2,305,000 Republic of Kenya Government International
Bond 144A, 7.00%, 5/22/27 (a) 2,375
2,015,000 Republic of Kenya Government International
Bond 144A, 8.00%, 5/22/32 (a) 2,118
1,690,000 Republic of Kenya Government International
Bond 144A, 8.25%, 2/28/48 (a) 1,626
7,283
Lebanon (USD) (0%
)
2,950,000 Lebanon Government International Bond ,
6.00%, 1/27/23 (c)(e) 324
3,000,000 Lebanon Government International Bond ,
6.20%, 2/26/25 (c)(e) 328
1,805,000 Lebanon Government International Bond ,
6.60%, 11/27/26 (c)(e) 195
1,096,000 Lebanon Government International Bond ,
6.65%, 2/26/30 (c)(e) 124
Principal
or Shares Security Description
Value
(000)
1,540,000 Lebanon Government International Bond ,
6.75%, 11/29/27 (c)(e) $ 170
1,210,000 Lebanon Government International Bond ,
6.85%, 5/25/29 (e) 132
2,590,000 Lebanon Government International Bond ,
7.00%, 3/23/32 (c)(e) 283
1,556
Luxembourg (USD) (1%
)
2,665,000 EIG Pearl Holdings Sarl 144A, 4.39%,
11/30/46 (a) 2,659
1,842,793 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) 1,807
2,322,000 Millicom International Cellular SA 144A,
4.50%, 4/27/31 (a) 2,280
6,746
Malaysia (USD) (1%
)
6,700,000 1MDB Energy Ltd. , 5.99%, 5/11/22 (c) 6,743
1,060,000 Petronas Capital Ltd. 144A, 4.55%, 4/21/50 (a) 1,261
8,004
Mauritius (USD) (0%
)
1,085,000 Azure Power Solar Energy Pvt. Ltd. 144A,
5.65%, 12/24/24 (a) 1,126
1,720,000 Network i2i Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.277%), 5.65% (a)(d)(f) 1,783
2,909
Mexico (MXN) (1%
)
26,900,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (b) 919
116,000,000 Mexican Bonos Series M 20, 7.50%, 6/03/27
MXN (b) 5,607
6,526
Mexico (USD) (6%
)
1,130,000 Cemex SAB de CV 144A, 3.88%, 7/11/31 (a) 1,073
890,000 Cemex SAB de CV 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.534%), 5.13% (a)(d)(f) 895
2,265,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a) 2,121
3,848,046 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 4,414
330,000 Grupo Bimbo SAB de CV 144A, 4.00%,
9/06/49 (a) 342
2,390,000 Grupo Bimbo SAB de CV 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.280%), 5.95% (a)(d)(f) 2,465
2,920,000 Mexico City Airport Trust 144A, 3.88%,
4/30/28 (a) 2,955
3,495,000 Mexico City Airport Trust 144A, 5.50%,
7/31/47 (a) 3,263
2,245,000 Mexico Government International Bond , 4.40%,
2/12/52  2,162
2,200,000 Petroleos Mexicanos , 5.63%, 1/23/46  1,737
4,343,000 Petroleos Mexicanos , 6.49%, 1/23/27  4,545
3,810,000 Petroleos Mexicanos , 6.50%, 3/13/27  3,990
3,800,000 Petroleos Mexicanos , 6.50%, 6/02/41  3,299
2,440,000 Petroleos Mexicanos , 6.63%, 6/15/35  2,279
6,521,000 Petroleos Mexicanos 144A, 6.70%, 2/16/32 (a) 6,466
2,899,000 Petroleos Mexicanos , 6.75%, 9/21/47  2,492
4,495,000 Petroleos Mexicanos , 6.95%, 1/28/60  3,856
2,775,000 Petroleos Mexicanos , 7.69%, 1/23/50  2,576

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,970,000 Trust Fibra Uno 144A, 6.39%, 1/15/50 (a) $ 2,211
53,141
Mongolia (USD) (1%
)
4,835,000 Development Bank of Mongolia LLC 144A,
7.25%, 10/23/23 (a) 5,074
3,920,000 Mongolia Government International Bond 144A,
4.45%, 7/07/31 (a) 3,688
2,110,000 Mongolia Government International Bond 144A,
5.13%, 4/07/26 (a) 2,146
845,000 Mongolia Government International Bond 144A,
8.75%, 3/09/24 (a) 923
11,831
Morocco (USD) (0%
)
3,575,000 Morocco Government International Bond 144A,
3.00%, 12/15/32 (a) 3,311
Netherlands (USD) (1%
)
830,000 Equate Petrochemical BV 144A, 2.63%,
4/28/28 (a) 813
4,130,000 Minejesa Capital BV 144A, 5.63%, 8/10/37 (a) 4,099
4,208,306 MV24 Capital BV 144A, 6.75%, 6/01/34 (a) 4,204
2,070,000 Prosus NV 144A, 4.03%, 8/03/50 (a) 1,802
10,918
Nigeria (USD) (3%
)
4,020,000 Nigeria Government International Bond 144A,
6.13%, 9/28/28 (a) 3,880
2,480,000 Nigeria Government International Bond , 6.50%,
11/28/27 (c) 2,492
6,740,000 Nigeria Government International Bond 144A,
6.50%, 11/28/27 (a) 6,773
2,065,000 Nigeria Government International Bond 144A,
7.14%, 2/23/30 (a) 2,017
1,010,000 Nigeria Government International Bond 144A,
7.38%, 9/28/33 (a) 944
2,990,000 Nigeria Government International Bond 144A,
7.63%, 11/28/47 (a) 2,641
2,605,000 Nigeria Government International Bond 144A,
7.70%, 2/23/38 (a) 2,358
3,490,000 Nigeria Government International Bond 144A,
7.88%, 2/16/32 (a) 3,407
3,025,000 Nigeria Government International Bond 144A,
8.75%, 1/21/31 (a) 3,121
27,633
Oman (USD) (3%
)
5,300,000 Oman Government International Bond 144A,
5.38%, 3/08/27 (a) 5,482
2,365,000 Oman Government International Bond 144A,
6.00%, 8/01/29 (a) 2,491
985,000 Oman Government International Bond 144A,
6.25%, 1/25/31 (a) 1,050
7,140,000 Oman Government International Bond 144A,
6.50%, 3/08/47 (a) 6,815
6,370,000 Oman Government International Bond 144A,
6.75%, 1/17/48 (a) 6,251
2,980,000 Oman Government International Bond 144A,
7.00%, 1/25/51 (a) 3,006
25,095
Pakistan (USD) (1%
)
1,680,000 Pakistan Government International Bond 144A,
6.00%, 4/08/26 (a) 1,623
Principal
or Shares Security Description
Value
(000)
5,760,000 Pakistan Government International Bond 144A,
7.38%, 4/08/31 (a) $ 5,416
2,265,000 Pakistan Government International Bond 144A,
8.88%, 4/08/51 (a) 2,116
9,155
Panama (USD) (2%
)
2,690,000 Aeropuerto Internacional de Tocumen SA 144A,
5.13%, 8/11/61 (a) 2,648
2,000,000 AES Panama Generation Holdings SRL 144A,
4.38%, 5/31/30 (a) 1,993
2,425,000 Panama Government International Bond , 4.30%,
4/29/53  2,419
1,865,000 Panama Government International Bond , 4.50%,
5/15/47  1,933
3,185,000 Panama Government International Bond , 6.70%,
1/26/36  4,075
13,068
Paraguay (USD) (1%
)
1,415,000 Paraguay Government International Bond 144A,
5.40%, 3/30/50 (a) 1,521
2,245,000 Paraguay Government International Bond 144A,
5.60%, 3/13/48 (a) 2,458
1,880,000 Paraguay Government International Bond 144A,
6.10%, 8/11/44 (a) 2,209
6,188
Peru (PEN) (1%
)
6,210,000 Fondo MIVIVIENDA SA 144A, 7.00%, 2/14/24
PEN (a)(b) 1,653
33,500,000 Peru Government Bond , 5.35%, 8/12/40
PEN (b) 7,361
9,014
Peru (USD) (0%
)
2,800,000 Peruvian Government International Bond ,
3.00%, 1/15/34  2,695
Philippines (USD) (0%
)
1,215,000 Philippine Government International Bond ,
3.70%, 3/01/41  1,243
Qatar (USD) (2%
)
1,590,000 Qatar Energy 144A, 2.25%, 7/12/31 (a) 1,534
6,525,000 Qatar Government International Bond 144A,
4.40%, 4/16/50 (a) 7,759
3,725,000 Qatar Government International Bond 144A,
4.82%, 3/14/49 (a) 4,668
3,260,000 Qatar Government International Bond 144A,
5.10%, 4/23/48 (a) 4,221
18,182
Romania (EUR) (2%
)
4,085,000 Romanian Government International Bond
144A, 2.63%, 12/02/40 EUR (a)(b) 3,826
3,600,000 Romanian Government International Bond
144A, 2.88%, 4/13/42 EUR (a)(b) 3,407
5,525,000 Romanian Government International Bond
144A, 3.38%, 1/28/50 EUR (a)(b) 5,422
2,726,000 Romanian Government International Bond
144A, 4.63%, 4/03/49 EUR (a)(b) 3,225
15,880
Romania (USD) (1%
)
3,940,000 Romanian Government International Bond
144A, 3.00%, 2/27/27 (a) 3,953

Principal
or Shares Security Description
Value
(000)
Russian Federation (RUB) (1%
)
894,500,000 Russian Federal Bond - OFZ Series 6224, 6.90%,
5/23/29 RUB (b) $ 10,122
Russian Federation (USD) (1%
)
3,400,000 Russian Foreign Bond - Eurobond , 5.63%,
4/04/42 (c) 3,819
Saudi Arabia (USD) (2%
)
2,610,000 Saudi Arabian Oil Co. 144A, 3.50%,
11/24/70 (a) 2,409
5,790,000 Saudi Arabian Oil Co. 144A, 4.25%, 4/16/39 (a) 6,266
5,745,000 Saudi Government International Bond 144A,
3.75%, 1/21/55 (a) 5,839
885,000 Saudi Government International Bond 144A,
5.25%, 1/16/50 (a) 1,115
15,629
Senegal (USD) (1%
)
10,005,000 Senegal Government International Bond 144A,
6.25%, 5/23/33 (a)(h) 10,104
1,720,000 Senegal Government International Bond 144A,
6.75%, 3/13/48 (a) 1,615
11,719
Serbia (EUR) (1%
)
4,000,000 Serbia International Bond 144A, 2.05%, 9/23/36
EUR (a)(b) 3,970
South Africa (USD) (2%
)
2,270,000 Eskom Holdings SOC Ltd. 144A, 6.35%,
8/10/28 (a) 2,380
1,975,000 Eskom Holdings SOC Ltd. 144A, 6.75%,
8/06/23 (a) 2,008
2,035,000 Eskom Holdings SOC Ltd. , 7.13%, 2/11/25 (c) 2,070
400,000 Eskom Holdings SOC Ltd. 144A, 7.13%,
2/11/25 (a) 407
1,405,000 Eskom Holdings SOC Ltd. 144A, 8.45%,
8/10/28 (a) 1,462
1,725,000 Republic of South Africa Government
International Bond , 4.30%, 10/12/28  1,728
2,700,000 Republic of South Africa Government
International Bond , 5.65%, 9/27/47  2,459
3,190,000 Republic of South Africa Government
International Bond , 5.75%, 9/30/49  2,929
1,720,000 Republic of South Africa Government
International Bond , 5.88%, 6/22/30 (h) 1,874
1,705,000 Transnet SOC Ltd. 144A, 4.00%, 7/26/22 (a) 1,701
19,018
South Africa (ZAR) (2%
)
137,500,000 Republic of South Africa Government Bond
Series 2037, 8.50%, 1/31/37 ZAR (b) 7,616
113,800,000 Republic of South Africa Government Bond
Series 2048, 8.75%, 2/28/48 ZAR (b) 6,227
13,843
Spain (USD) (0%
)
2,060,000 AI Candelaria Spain SA 144A, 5.75%,
6/15/33 (a) 1,912
Sri Lanka (USD) (2%
)
2,875,000 Sri Lanka Government International Bond 144A,
5.88%, 7/25/22 (a) 2,143
7,595,000 Sri Lanka Government International Bond 144A,
6.20%, 5/11/27 (a) 3,771
Principal
or Shares Security Description
Value
(000)
7,870,000 Sri Lanka Government International Bond 144A,
6.83%, 7/18/26 (a) $ 3,994
6,565,000 Sri Lanka Government International Bond 144A,
6.85%, 11/03/25 (a) 3,397
1,885,000 Sri Lanka Government International Bond 144A,
7.55%, 3/28/30 (a) 933
5,365,000 Sri Lanka Government International Bond 144A,
7.85%, 3/14/29 (a) 2,660
16,898
Thailand (USD) (0%
)
1,605,000 Bangkok Bank PCL 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.729%), 5.00% (a)(d)(f) 1,640
Tunisia (EUR) (0%
)
2,445,000 Tunisian Republic , 5.63%, 2/17/24 EUR (b)(c) 2,249
Tunisia (USD) (0%
)
4,305,000 Tunisian Republic 144A, 5.75%, 1/30/25 (a) 3,347
Turkey (USD) (2%
)
970,000 TC Ziraat Bankasi AS 144A, 5.13%, 5/03/22 (a) 977
4,005,000 Turkey Government International Bond , 4.25%,
4/14/26  3,640
3,795,000 Turkey Government International Bond , 6.13%,
10/24/28  3,517
3,305,000 Turkey Government International Bond , 7.25%,
12/23/23  3,433
3,345,000 Turkey Government International Bond , 7.38%,
2/05/25  3,428
14,995
Ukraine (EUR) (1%
)
1,385,000 Ukraine Government International Bond 144A,
4.38%, 1/27/30 EUR (a)(b) 1,199
2,790,000 Ukraine Government International Bond 144A,
6.75%, 6/20/26 EUR (a)(b) 2,700
3,899
Ukraine (UAH) (0%
)
56,920,000 Ukraine Government International Bond 144A,
11.67%, 11/22/23 UAH (a)(b) 1,904
Ukraine (USD) (3%
)
2,695,000 Ukraine Government International Bond 144A,
1.26%, 5/31/40 (a)(d)(g)(i) 2,046
4,360,000 Ukraine Government International Bond 144A,
7.25%, 3/15/33 (a) 3,674
980,000 Ukraine Government International Bond 144A,
7.38%, 9/25/32 (a) 832
1,286,000 Ukraine Government International Bond 144A,
7.75%, 9/01/23 (a) 1,188
1,995,000 Ukraine Government International Bond 144A,
7.75%, 9/01/24 (a) 1,784
3,005,000 Ukraine Government International Bond , 7.75%,
9/01/25 (c) 2,652
3,795,000 Ukraine Government International Bond 144A,
7.75%, 9/01/25 (a) 3,349
6,015,000 Ukraine Government International Bond 144A,
7.75%, 9/01/26 (a) 5,277
4,668,000 Ukraine Government International Bond 144A,
7.75%, 9/01/27 (a) 4,115
2,500,000 Ukraine Government International Bond 144A,
8.99%, 2/01/24 (a) 2,312
27,229

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
United Arab Emirates (USD) (3%
)
6,763,000 Abu Dhabi Crude Oil Pipeline LLC 144A,
4.60%, 11/02/47 (a) $ 7,589
1,300,000 Abu Dhabi Government International Bond
144A, 3.13%, 9/30/49 (a) 1,269
2,114,974 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (a) 2,437
825,000 DP World PLC 144A, 5.63%, 9/25/48 (a) 962
1,110,000 DP World PLC 144A, 6.85%, 7/02/37 (a) 1,392
2,550,000 Finance Department Government of Sharjah
144A, 3.63%, 3/10/33 (a) 2,403
1,845,000 First Abu Dhabi Bank PJSC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.138%), 4.50% (c)(d)(f) 1,907
2,100,000 NBK Tier 1 Ltd. 144A, (6 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.875%), 3.63% (a)(d)(f) 2,051
2,725,000 Ruwais Power Co. PJSC 144A, 6.00%,
8/31/36 (a) 3,539
3,170,000 UAE International Government Bond 144A,
2.88%, 10/19/41 (a) 3,092
26,641
United Kingdom (EGP) (2%
)
31,299,000 HSBC Bank PLC 144A, 14.35%, 7/16/25
EGP (a)(b) 1,996
34,600,000 HSBC Bank PLC 144A, 14.37%, 10/22/25
EGP (a)(b) 2,205
43,500,000 HSBC Bank PLC 144A, 14.56%, 10/18/27
EGP (a)(b) 2,785
47,370,000 HSBC Bank PLC 144A, 14.61%, 9/10/25
EGP (a)(b) 3,041
94,860,000 HSBC Bank PLC 144A, 14.66%, 10/09/30
EGP (a)(b) 6,093
16,120
United Kingdom (IDR) (1%
)
Standard Chartered Bank 144A, 8.25%, 5/19/36
IDR (a)(b) 9,384
United Kingdom (USD) (0%
)
2,130,000 MARB BondCo PLC 144A, 3.95%, 1/29/31 (a) 1,955
United States (EGP) (2%
)
192,000,000 Citigroup Global Markets Holdings Inc. 144A,
12.73%, 2/17/22 EGP (a)(b)(g) 12,174
United States (IDR) (0%
)
36,100,000,000 JPMorgan Chase Bank N.A. (Indonesia Treasury
Bond) 144A, 8.25%, 5/17/36 IDR (a)(b) 2,786
United States (UAH) (0%
)
13,700,000 Citigroup Global Markets Holdings Inc. 1 144A,
14.41%, 10/17/22 UAH (a)(b) 486
United States (USD) (1%
)
2,265,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 2,213
1,470,000 MercadoLibre Inc. , 3.13%, 1/14/31  1,326
1,180,000 NBM U.S. Holdings Inc. 144A, 6.63%,
8/06/29 (a) 1,268
2,080,000 Stillwater Mining Co. 144A, 4.00%,
11/16/26 (a) 1,994
6,801
Uruguay (UYU) (1%
)
191,069,498 Uruguay Government International Bond ,
3.88%, 7/02/40 UYU (b) 5,000
Principal
or Shares Security Description
Value
(000)
165,097,330 Uruguay Government International Bond ,
4.38%, 12/15/28 UYU (b) $ 4,484
9,484
Uzbekistan (USD) (1%
)
6,680,000 Republic of Uzbekistan International Bond
144A, 3.70%, 11/25/30 (a) 6,247
3,470,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 3,245
2,265,000 Republic of Uzbekistan International Bond
144A, 5.38%, 2/20/29 (a) 2,372
11,864
Venezuela (USD) (0%
)
3,630,000 Petroleos de Venezuela SA , 5.38%, 4/12/27 (c)(e) 141
3,440,000 Petroleos de Venezuela SA , 6.00%, 11/15/26 (c)
(e) 133
1,122,500 Petroleos de Venezuela SA , 8.50%, 10/27/20 (c)
(e) 174
2,890,000 Petroleos de Venezuela SA , 9.00%, 11/17/21 (c)
(e) 116
1,420,000 Venezuela Government International Bond ,
7.00%, 3/31/38 (c)(e) 89
4,560,000 Venezuela Government International Bond ,
7.65%, 4/21/25 (c)(e) 273
2,350,000 Venezuela Government International Bond ,
7.75%, 10/13/19 (c)(e) 141
5,300,000 Venezuela Government International Bond ,
9.25%, 9/15/27 (e) 318
1,385
Virgin Islands (British) (USD) (2%
)
12,000,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (c) 12,014
Zambia (USD) (1%
)
3,950,000 Zambia Government International Bond 144A,
8.50%, 4/14/24 (a) 2,996
4,285,000 Zambia Government International Bond 144A,
8.97%, 7/30/27 (a) 3,207
6,203
Total Bonds
(Cost - $919,498) 839,511
Investment Company (2%)
17,482,497 Payden Cash Reserves Money Market Fund*
(Cost - $17,482)  17,482
Total Investments (Cost - $936,980)  (99%)
856,993
Other Assets, net of Liabilities ( 1% )
9,737
Net Assets (100%)
$ 866,730
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d) Floating rate security. The rate shown reflects the rate in effect at January
31, 2022.
(e) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f) Perpetual security with no stated maturity date.
(g) Yield to maturity at time of purchase.
(h) All or a portion of these securities are on loan. At January 31, 2022, the total market value of the Fund’s securities on loan is $6,323 and the total market value of the collateral held by the Fund is $6,544. Amounts in 000s.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CLP 7,238,900
USD  8,213 BNP PARIBAS 04/13/2022 $ 735
HUF 1,415,000
USD  4,395 BNP PARIBAS 03/22/2022 54
MXN 89,630
USD  4,099 BNP PARIBAS 03/14/2022 214
MXN 14,420
USD  684 HSBC Bank USA, N.A. 03/14/2022 10
MYR 21,028
USD  4,923 Barclays Bank PLC 02/11/2022 99
PEN 10,513
USD  2,701 Barclays Bank PLC 04/26/2022 12
USD 10,822
COP  41,677,000 Barclays Bank PLC 02/18/2022 288
USD 9,972
EUR  8,577 Barclays Bank PLC 03/17/2022 326
USD 41,446
EUR  35,120 Barclays Bank PLC 03/17/2022 1,949
USD 2,687
PEN  10,384 Barclays Bank PLC 04/26/2022 7
USD 5,002
MXN  103,920 BNP PARIBAS 03/14/2022 1
USD 15,081
EUR  13,258 BNP PARIBAS 03/17/2022 171
USD 9,339
EUR  8,193 HSBC Bank USA, N.A. 03/17/2022 125
USD 10,218
RUB  807,190 HSBC Bank USA, N.A. 05/18/2022 70
ZAR 66,140
USD  4,293 BNP PARIBAS 02/14/2022 2
4,063
Liabilities:
COP 2,876,000 USD  741 Barclays Bank PLC 02/18/2022 (14)
COP 37,089,000 USD  9,760 HSBC Bank USA, N.A. 02/18/2022 (386)
EUR 4,963 USD  5,772 Barclays Bank PLC 03/17/2022 (190)
EUR 15,059 USD  17,226 HSBC Bank USA, N.A. 03/17/2022 (291)
INR 495,410 USD  6,570 Barclays Bank PLC 04/21/2022 (1)
MYR 18,627 USD  4,469 Barclays Bank PLC 02/11/2022 (21)
THB 492,460 USD  15,044 Barclays Bank PLC 02/10/2022 (254)
USD 14,639 THB  490,440 Barclays Bank PLC 02/10/2022 (90)
USD 59 THB  2,020 Barclays Bank PLC 02/10/2022 (1)
USD 4,991 MYR  21,028 Barclays Bank PLC 02/11/2022 (31)
USD 8,593 THB  291,150 BNP PARIBAS 02/10/2022 (150)
USD 18,375 ZAR  284,940 BNP PARIBAS 02/14/2022 (128)
USD 207 BRL  1,183 BNP PARIBAS 03/16/2022 (13)
USD 4,385 HUF  1,407,700 BNP PARIBAS 03/22/2022 (41)
USD 8,520 CLP  7,238,900 BNP PARIBAS 04/13/2022 (429)
USD 6,140 MXN  136,280 HSBC Bank USA, N.A. 03/14/2022 (418)
(2,458)
Net Unrealized Appreciation (Depreciation)
$ 1,605

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 37 Index), Pay 5% Quarterly,
Receive upon credit default 12/20/2026 $ 23,840 $ (1,788) $ (1,790) $ 2
Protection Bought (Relevant Credit: Republic of Chile), Pay
1% Quarterly, Receive upon credit default 12/20/2026 9,120 (92) (60) (32)
$(1,880) $(30)